PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 59,089
Additions, net	(82)
Transfer from construction work-in-progress	1,138
Disposals	(77)
Transfer to assets held for sale	(373)
Change in fair value
Change in fair value	(98)
Foreign exchange	(1,818)
Items recognized through net income:
Change in fair value	(37)
Depreciation	(1,019)
Ending balance	56,723
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	4,916
Additions	1,494
Transfer to property, plant and equipment	(1,138)
Disposals	(81)
Transfer to assets held for sale	(14)
Items recognized through OCI:
Foreign exchange	(73)
Items recognized through net income:
Change in fair value	(1)
Construction in progress, ending balance	5,103
Total property, plant and equipment, at fair value	61,826		$ 64,005
Hydroelectric
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	32,646
Additions, net	5
Transfer from construction work-in-progress	3
Disposals	(38)
Transfer to assets held for sale	(143)
Change in fair value
Change in fair value	(75)
Foreign exchange	(1,223)
Items recognized through net income:
Change in fair value	(26)
Depreciation	(314)
Ending balance	30,835
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	300
Additions	53
Transfer to property, plant and equipment	(3)
Disposals	0
Transfer to assets held for sale	(1)
Items recognized through OCI:
Foreign exchange	(7)
Items recognized through net income:
Change in fair value	0
Construction in progress, ending balance	342
Total property, plant and equipment, at fair value	31,177		32,946
Right-of-use asset not subject to revaluation, disposal	53	$ 60
Land, disposals	206	222
Wind
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	15,224
Additions, net	(37)
Transfer from construction work-in-progress	514
Disposals	0
Transfer to assets held for sale	(230)
Change in fair value
Change in fair value	0
Foreign exchange	(293)
Items recognized through net income:
Change in fair value	0
Depreciation	(437)
Ending balance	14,741
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	1,617
Additions	216
Transfer to property, plant and equipment	(514)
Disposals	(78)
Transfer to assets held for sale	0
Items recognized through OCI:
Foreign exchange	(34)
Items recognized through net income:
Change in fair value	0
Construction in progress, ending balance	1,207
Total property, plant and equipment, at fair value	15,948		16,841
Right-of-use asset not subject to revaluation, disposal	264	284
Land, disposals	20	20
Utility-scale solar
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,022
Additions, net	(50)
Transfer from construction work-in-progress	621
Disposals	0
Transfer to assets held for sale	0
Change in fair value
Change in fair value	0
Foreign exchange	(286)
Items recognized through net income:
Change in fair value	0
Depreciation	(259)
Ending balance	11,048
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	2,987
Additions	1,184
Transfer to property, plant and equipment	(621)
Disposals	0
Transfer to assets held for sale	(12)
Items recognized through OCI:
Foreign exchange	(32)
Items recognized through net income:
Change in fair value	(1)
Construction in progress, ending balance	3,505
Total property, plant and equipment, at fair value	14,553		14,009
Right-of-use asset not subject to revaluation, disposal	394	385
Land, disposals	151	92
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	197
Additions, net	0
Transfer from construction work-in-progress	0
Disposals	(39)
Transfer to assets held for sale	0
Change in fair value
Change in fair value	(23)
Foreign exchange	(16)
Items recognized through net income:
Change in fair value	(11)
Depreciation	(9)
Ending balance	99
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	12
Additions	41
Transfer to property, plant and equipment	0
Disposals	(3)
Transfer to assets held for sale	(1)
Items recognized through OCI:
Foreign exchange	0
Items recognized through net income:
Change in fair value	0
Construction in progress, ending balance	49
Total property, plant and equipment, at fair value	148		$ 209
Right-of-use asset not subject to revaluation, disposal	0	0
Land, disposals	$ 1	$ 1